Non-controlling Interests and Equity Attributable to Other Equity Instruments Holders - Equity Attributable to Other Equity Instruments Holders (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Equity [abstract]
Perpetual subordinated bonds	¥ 599,522	¥ 449,709
Total equity attributable to other equity instruments holders	¥ 599,522	¥ 449,709